Cover	Aug. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 29, 2026
Entity File Number	1-11846
Entity Registrant Name	AptarGroup, Inc.
Entity Central Index Key	0000896622
Entity Tax Identification Number	36-3853103
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	265 Exchange Drive
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Crystal Lake
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60014
City Area Code	815
Local Phone Number	477-0424
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	ATR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false